Fees Summary	Sep. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,414,920.40
Previously Paid Amount
Total Fee Amount	10,168.13
Total Offset Amount
Net Fee	$ 10,168.13